COMMITMENTS AND CONTINGENCIES (Details) Share data in Millions, unless otherwise specified	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 Accepted and tendered cases USD ($) lawsuit	Sep. 30, 2011 Accepted and tendered cases lawsuit	Dec. 31, 2011 Accepted and tendered cases USD ($) lawsuit	Dec. 31, 2010 Accepted and tendered cases lawsuit	Dec. 31, 2009 Accepted and tendered cases lawsuit	Sep. 30, 2012 Accepted cases not subject to indemnification USD ($) lawsuit	Sep. 30, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2010 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2009 Accepted cases not subject to indemnification lawsuit	Dec. 31, 2010 Antitrust matters - Direct action cases lawsuit	May 31, 2006 Antitrust matters - Direct and indirect action cases lawsuit	Feb. 28, 2010 Antitrust matters - Purported class action cases lawsuit	Sep. 30, 2012 Product Delivery Claim USD ($)	Sep. 30, 2012 Product Delivery Claim EUR (€)	Dec. 31, 2011 Product Delivery Claim USD ($)	Dec. 31, 2011 Product Delivery Claim EUR (€)	Jul. 03, 2012 Indemnification Matter
LEGAL MATTERS
Experience with tendering cases	18 years		18 years
Information about the cases
Unresolved at beginning of period (number of cases)	1,080	1,116	1,116	1,138	1,140	36	37	37	39	43
Tendered during period	3	10	10	24	18
Filed during period						8	9	11	5	3
Resolved during period	2	43	46	46	20	3	8	12	7	7
Unresolved at end of period (number of cases)	1,081	1,083	1,080	1,116	1,138	41	38	36	37	39
Payment of gross settlement costs						$ 82,000	$ 442,000	$ 584,000	$ 201,000
Accrued liability relating to the cases	10,000,000		10,000,000			225,000		460,000
Receivable relating to indemnity protection of the cases	10,000,000		10,000,000
Number of purported class action cases filed											3	2	2
Amount of claims of customer														191,000,000	153,000,000		150,000,000
Amount of insurance available for claims in excess of specified amount														10,000,000		10,000,000
Aggregate amount of current claims														145,000,000	113,000,000
Minimum range of possible loss															0
Maximum range of possible loss															€ 113,000,000
Common stock loss due to Banks' misrepresentations (in shares)																		19